Fair value measurements - Assets and Liabilities Measured at Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Derivative financial assets	$ 8,137	$ 20,011
Liabilities
Derivative financial liabilities	1,400	368
Level 2 [Member]
Assets
Derivative financial assets	8,137	20,011
Total Assets	8,137	20,011
Liabilities
Derivative financial liabilities	1,400	368
Total Liabilities	$ 1,400	$ 368